November 1, 1995

                         Delaware Group of Funds

                           U.S. GOVERNMENT FUND
                              A CLASS/B CLASS
                           (September 29, 1994)

                              DELCHESTER FUND
                              A CLASS/B CLASS
                           (September 29, 1994)

                             TAX-FREE USA FUND
                           TAX-FREE INSURED FUND
                              A CLASS/B CLASS
                            (October 31, 1994)

                      TAX-FREE USA INTERMEDIATE FUND
                              A CLASS/B CLASS
                            (October 31, 1994)

                                DELCAP FUND
                              A CLASS/B CLASS
                            (November 29, 1994)

                            DECATUR INCOME FUND
                              A CLASS/B CLASS
                            (January 30, 1995)

                       DECATUR TOTAL RETURN  FUND
                             A CLASS/B CLASS
                            (January 30, 1995)

                                VALUE FUND
                              A CLASS/B CLASS
                            (January 30, 1995)

                         INTERNATIONAL EQUITY FUND
                            GLOBAL ASSETS FUND
                             GLOBAL BOND FUND
                              A CLASS/B CLASS
                             (March 10, 1995)



                        TAX-FREE PENNSYLVANIA FUND
                              A CLASS/B CLASS
                             (April 29, 1995)

                       LIMITED-TERM GOVERNMENT FUND
                              A CLASS/B CLASS
                             (August 29, 1995)

                               DELAWARE FUND
                                DEVON FUND
                              A CLASS/B CLASS
                             (August 29, 1995)

                               TREND FUND
                              A CLASS/B CLASS
                            (October 31, 1995)

             Supplement To Prospectuses Dated As Noted Above


The following supplements the information that appears in the section of the Prospectus entitled "Systematic Withdrawal Plan for Class A Shares" under the heading "Redemption and Exchange":

Beginning November 1, 1995, shareholders may elect to have systematic withdrawals from their account processed on either the 1st or the 15th of the month or, if either the 1st or 15th is a holiday or weekend, the next business day.

Also effective November 1, 1995, systematic withdrawal plans may be established for Class B accounts of at least $5,000. Shareholders may elect any withdrawal amount (minimum $25 per month/$75 per quarter); however, if the annual amount selected exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all withdrawals under the plan will be subject to applicable contingent deferred sales charges. This 12% annual limit will be reset on the date of any modification of the systematic withdrawal plan such as a change in the withdrawal amount or the frequency or date of withdrawals, based on the balance in the account on that date.

In determining which shares will be redeemed for each systematic withdrawal payment, the first shares to be redeemed will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The contingent deferred sales charge will then be waived on additional shares being redeemed as long as the annual withdrawal amount does not exceed 12% of the account value on the date the plan was established or modified. If the annual amount to be withdrawn exceeds 12% of the account value as of the date the plan was established or modified, there is no contingent deferred sales charge waiver on any portion of the withdrawal.

The following supplements the information that appears in the section of the Prospectus entitled "Contingent Deferred Sales Charge" under the heading "Buying Shares":





The following waiver of the contingent deferred sales charge on Class B Shares is in addition to those already described in the Prospectus. The CDSC is waived on redemptions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gift to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.